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BLANKK
THIRD QUARTER REPORT
July 31, 2026 (Unaudited)
Columbia Select Technology ETF

Portfolio of Investments
Columbia Select Technology ETF, July 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Select Technology ETF | 2026
2
Issuer . Shares
.
Value ($)
Common Stocks 98 .4%
Communication Services 7.6%
Entertainment 1.0%
Netflix, Inc.
(a)
5,176 371,171
Interactive Media & Services 6.6%
Alphabet, Inc., Class A 4,928 1,755,008
Meta Platforms, Inc., Class A 1,311 729,847
Total 2,484,855
Total Communication Services 2,856,026
Consumer Discretionary 4.1%
Broadline Retail 4.1%
Amazon.com, Inc.
(a)
5,671 1,540,130
Total Consumer Discretionary 1,540,130
Financials 3.9%
Financial Services 3.9%
Mastercard, Inc., Class A 1,132 648,749
Visa, Inc., Class A 2,227 815,372
Total 1,464,121
Total Financials 1,464,121
Industrials 0.7%
Ground Transportation 0.7%
Uber Technologies, Inc.
(a)
3,479 244,782
Total Industrials 244,782
Information Technology 82.1%
Communications Equipment 2.4%
Arista Networks, Inc.
(a)
2,442 440,415
Cisco Systems, Inc. 4,114 477,183
Total 917,598
Electronic Equipment, Instruments &
Components 1.6%
Amphenol Corp., Class A 2,070 332,649
Corning, Inc. 1,936 267,652
Total 600,301
IT Services 0.8%
Shopify, Inc., Class A
(a)
2,700 316,305
Semiconductors & Semiconductor
Equipment 54.2%
Advanced Micro Devices, Inc.
(a)
1,174 559,000
Analog Devices, Inc. 1,396 512,904
Applied Materials, Inc. 2,655 1,347,864
Issuer . Shares
.
Value ($)
Common Stocks (continued)
ASML Holding NV 792 1,290,168
Broadcom, Inc. 8,173 3,181,585
Intel Corp.
(a)
4,113 370,993
KLA Corp. 1,308 239,129
Lam Research Corp. 8,487 2,486,861
Marvell Technology, Inc. 2,633 493,845
Micron Technology, Inc. 2,834 2,332,467
NVIDIA Corp. 26,672 5,354,405
NXP Semiconductors NV 1,257 288,054
Taiwan Semiconductor Manufacturing Co. Ltd.
ADR 4,245 1,716,041
Texas Instruments, Inc. 803 221,419
Total 20,394,735
Software 11.6%
Cadence Design Systems, Inc.
(a)
808 274,736
Crowdstrike Holdings, Inc., Class A
(a)
4,696 896,279
Microsoft Corp. 5,007 2,326,854
Oracle Corp. 2,536 329,350
Synopsys, Inc.
(a)
1,415 550,095
Total 4,377,314
Technology Hardware, Storage &
Peripherals 11.5%
Apple, Inc. 9,832 3,037,204
Sandisk Corp.
(a)
221 268,477
Seagate Technology Holdings PLC 364 311,631
Western Digital Corp. 1,279 696,850
Total 4,314,162
Total Information Technology 30,920,415
Total Common Stocks
(Cost $ 25,623,336 ) 37,025,474
. Shares
.....
Value ($)
Money Market Funds 1 .6%
Columbia Short-Term Cash Fund, 3.813%
(b),(c)
617,688 617,317
1 1 1
Total Money Market Funds
(Cost $ 617,350 ) 617,317

Portfolio of Investments
(continued)
Columbia Select Technology ETF, July 31, 2026 (Unaudited)
Columbia Select Technology ETF | 2026
3
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
—
1,417,531
(800,181)
(33)
617,317
—
1
3,013
617,688
1
Notes to Portfolio of Investments
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
.....
Value ($)
Total Investments in Securities
(Cost $ 26,240,686 ) 37,642,791
Other Assets & Liabilities, Net (18,795)
Net Assets 37,623,996
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at July 31, 2026.
(c) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
July 31, 2026 are as follows:
Abbreviation Legend
ADR American Depositary Receipt

3QT321_(09/26)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.